Pledged Bank deposits, Bank Borrowings and Banking Facilities	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 8– Pledged Bank deposits, Bank Borrowings and Banking Facilities

The Group has entered into several banking facilities with Standard Chartered Bank (Hong Kong) Limited (“SCB”), Bank of China (Hong Kong) Limited (“BOC”), Guangdong Development Bank Holdings Company Limited (“GDB”) and the Hong Kong and Shanghai Banking Corporation Limited (“HSBC”). These facilities include letters of guarantee, bank loans and irrevocable letters of credit. The banking facilities with BOC and HSBC also include accounts receivable factoring agreements.

The Group’s banking facilities contain the general clause that the banks may at any time without prior notice modify, cancel or suspend the facilities at their sole discretions including, without limitation, canceling any unutilized facilities, and declaring any outstanding amount to be immediately due and payable.

On October 23, 2012, the Company entered into a Sale and Purchase Agreement (the “Envision Agreement”) with Envision Global Group (currently known as Cogobuy Group, or “Cogobuy”), an entity owned by Jeffrey Kang, the Company’s Chairman and Chief Executive Officer, pursuant to which the Company sold certain subsidiaries (the “Disposal Group”) to Cogobuy for a total consideration of USD78,000 thousand. The transactions contemplated by the Envision Agreement closed on November 15, 2012 and the entire purchase price was fully received in 2012.

As stipulated in the Envision Agreement and the Service Agreement dated November 14, 2012, after the disposal of subsidiaries to Cogobuy, guarantees to banking institutions among the Company’s remaining subsidiaries and the Disposal Group will be maintained for a transitional period through December 31, 2014. As of June 30, 2013 and December 31, 2012, the aggregate credit limit of banking facilities granted solely to the Group amounted to RMB994,259 thousand (USD162,000 thousand) and RMB934,515 thousand, respectively. As of June 30, 2013 and December 31, 2012, the aggregate credit limit of joint banking facilities granted which can be utilized by the Group and the Disposal Group (“Joint Banking Facilities”) amounted to RMB432,687 thousand (USD70,500 thousand) and RMB594,975 thousand, respectively. As of June 30, 2013 and December 31, 2012, the aggregate credit limit of banking facilities granted solely to the Disposal Group, guaranteed by the Group (“Guaranteed Facilities for the Disposal Group”), amounted to RMB306,870 thousand (USD50,000 thousand) and RMB311,505 thousand, respectively.

As of June 30, 2013, the total outstanding bank borrowings of the Group amounted to RMB552,823 thousand (USD90,074thousand), of which an aggregate of RMB122,247 thousand (USD19,918 thousand) was borrowed under the Joint Banking Facilities. All outstanding bank borrowings of the Group was secured by the pledged deposit of the Group as of June 30, 2013. As of December 31, 2012, the total outstanding bank borrowings of the Group amounted to RMB614,045 thousand of which an aggregate of RMB312,757 thousand was borrowed under the Joint Banking Facilities and RMB43,611 thousand was secured by the pledged deposit of the Disposal Group as of December 31, 2012. The weighted average interest rate on outstanding bank borrowings of the Group as of June 30, 2013 was 2.0% (December 31, 2012: 2.1%).

As of June 30, 2013, the aggregate amount of funds secured by the Group as pledged deposits with the respective banks amounted to RMB679,091 thousand (USD110,648 thousand), of which RMB245,051 thousand (USD39,927 thousand) and RMB289,800 thousand (USD47,219 thousand) were pledged for Joint Banking Facilities and Guaranteed Facilities for the Disposal Group, respectively, as of June 30, 2013. As of December 31, 2012, the aggregate amount of funds secured by the Group as pledged deposits with the respective banks amounted to RMB556,941 thousand, of which RMB286,740 thousand and RMB207,900 thousand were pledged for Joint Banking Facilities and Guaranteed Facilities for the Disposal Group, respectively, as of December 31, 2012. The remaining pledged deposits were pledged for the banking facilities granted solely to the Group.

As of June 30, 2013 and December 31, 2012, the aggregate amount of unutilized banking facilities (including the unutilized facilities amount under the accounts receivable factoring agreements) granted solely to the Group amounted to RMB381,581thousand (USD62,173thousand) and RMB354,972 thousand, respectively. As of June 30, 2013 and December 31, 2012, the aggregate amount of unutilized Joint Banking Facilities amounted to RMB134,364thousand (USD21,893 thousand) and RMB81,334thousand, respectively. As of June 30, 2013 and December 31, 2012, the aggregate amount of unutilized Guaranteed Facilities for the Disposal Group amounted to RMB67,511thousand (USD11,000 thousand) and RMB68,531thousand, respectively.